Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 1,342,561	$ 667,024	$ 407,323
Investment - held for trading	24,849	32,914
Accounts receivable	2,355,299	2,926,323	1,667,323
Inventories	1,057,051	1,226,176	1,057,584
Advances to suppliers	261,920	255,879	35,657
Advance for real estate purchase	81,144
Prepaid expenses	23,290	57,989	10,316
Due from related party	376,758	152,371	3,791,804
Other receivables, net	1,739,320	499,303	93,971
Restricted assets	64,915	130,924
Other current assets	2,413,180	729,355	215,430
Total Current Assets	9,740,287	6,678,258	7,279,408
Long-term prepaid expenses	370,087	377,950
Plant and equipment, net of accumulated depreciation	7,555,217	7,792,943	7,409,102
Construction in progress	2,782,615	2,142,989	648,458
Intangible assets, net	3,482,421	3,532,230	3,504,679
Total Assets	23,930,627	20,524,370	18,841,647
Current Liabilities:
Short-term loans	18,857,820	15,416,339	6,062,434
Accounts payable and accrued payables	492,819	415,504	497,437
Advances from customers	98,155	59,784	74,512
Other payables	189,332	201,877	216,466
Total Current Liabilities		16,093,504	6,850,849
Long-term loans			6,824,205
Total Liabilities	19,638,126	16,093,504	13,675,054
Stockholders' Equity:
Preferred stock ($0.001 par value, 500,000,000 shares authorized, 90,000,000 shares issued and outstanding on March 31, 2014 and December 31, 2013)	90,000	90,000
Common stock ($0.001 par value, 1,000,000,000 shares authorized, 123,000,000 shares issued and outstanding on March 31, 2014 and December 31, 2013)	123,000	123,000	122,900
Additional paid in capital	5,413,172	5,413,172	5,514,599
Accumulated deficit	(2,168,473)	(2,067,646)	(1,192,815)
Accumulated other comprehensive income	834,802	872,340	721,909
Total Stockholders' Equity	4,292,501	4,430,866	5,166,593
Total Liabilities and Stockholders' Equity	$ 23,930,627	$ 20,524,370	$ 18,841,647